Deferred Charges Schedule of Acquired In-Place Lease Intangibles (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Deferred Charges [Abstract]
2014	$ 91,903
2015	66,716
2016	55,083
2017	41,106
2018	$ 36,306